Segment information (Details) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Number of operating unit | item		1
Revenues		$ 12,561.6	$ 10,728.7	$ 3,991.7
Freight revenues from containerized cargo
Disclosure of geographical areas [line items]
Revenues		10,952.2	9,698.7	3,492.2
Other revenues
Disclosure of geographical areas [line items]
Revenues	[1]	1,609.4	1,030.0	499.5
Pacific
Disclosure of geographical areas [line items]
Revenues		5,504.2	5,278.8	1,860.6
Cross suez
Disclosure of geographical areas [line items]
Revenues		1,528.5	1,254.2	392.7
Atlantic
Disclosure of geographical areas [line items]
Revenues		1,231.3	960.8	577.4
Intra Asia
Disclosure of geographical areas [line items]
Revenues		1,945.9	1,714.6	453.1
Latin America
Disclosure of geographical areas [line items]
Revenues		$ 742.3	$ 490.3	$ 208.4

[1]	Mainly related to demurrage, value-added services and non-containerized cargo.